Stockholders' Equity - Schedule of Outstanding and Exercisable Options (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Outstanding and Exercisable Options [Line Items]
Outstanding, Number of Option Shares | shares	1,376,804
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.85
Outstanding, Weighted Average Remaining Life (Years)	9 years 4 months 17 days
Exercisable, Number of Option Shares | shares	156,667
Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.02
Range 1 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Outstanding, Number of Option Shares | shares	235,000
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.02
Outstanding, Weighted Average Remaining Life (Years)	7 years 8 months 12 days
Exercisable, Number of Option Shares | shares	156,667
Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.02
Range 2 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Outstanding, Number of Option Shares | shares	1,141,804
Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.61
Outstanding, Weighted Average Remaining Life (Years)	9 years 8 months 19 days
Exercisable, Number of Option Shares | shares
Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.61